EQUIPMENT (Details) - USD ($)	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	$ 339,161	$ 186,164	$ 183,132	$ 143,301	$ 114,472
Accumulated Depreciation	143,167	109,414	96,029	42,672	36,550
Property, Plant and Equipment, Net	195,994	76,750	87,103	100,629	77,922
Computers and electronics [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	162,024	152,246	148,214	107,369	77,650
Accumulated Depreciation	111,255	96,379	84,072	33,933	27,438
Property, Plant and Equipment, Net	50,699	55,867	64,142	73,436	50,212
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	23,196	22,496	23,496	23,832	24,909
Accumulated Depreciation	11,362	10,118	9,478	7,689	7,325
Property, Plant and Equipment, Net	11,834	12,378	14,018	16,143	17,584
Demonstration Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	115,200	0
Accumulated Depreciation	15,450	0
Property, Plant and Equipment, Net	99,750	0
Tools and Parts [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	15,722	11,422	11,422	12,100	11,913
Accumulated Depreciation	3,949	2,917	2,479	1,050	1,787
Property, Plant and Equipment, Net	11,773	8,505	$ 8,943	$ 11,050	$ 10,126
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	23,019	0
Accumulated Depreciation	1,151	0
Property, Plant and Equipment, Net	$ 21,868	$ 0